Business Combination and Deferred and Contingent Consideration on Acquisitions - Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$)
R$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 266,577	R$ 277,183
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	123,396	126,414
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	57,717	56,799
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	36,647	39,199
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	26,396	26,938
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	21,385	22,833
Smart NX [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration		5,000
Munddi [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 1,036